Corporate information	6 Months Ended
Jun. 30, 2026
Corporate information [Abstract]
Corporate information
1.	Corporate information

1.1.	General information

NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013, as an exempted company with limited liability. The Company is a holding company. The ultimate holding company of the Company is Newlinks Technology Limited (“Newlink”), a holding company incorporated in the Cayman Islands, which ultimately owns 34.32% of the ordinary shares of the Company as of June 30, 2026.

On June 10, 2022, RISE Education Cayman Ltd (“RISE”), the Company’s legal predecessor, completed a merger with Dada Auto (“Dada”), as a result of which Dada became a wholly-owned subsidiary of RISE and RISE assumed and began conducting Dada’s principal EV charging business; RISE was subsequently renamed “NaaS Technology Inc.”.

In these condensed consolidated financial statements, the “Group” refers to the Company and its subsidiaries.

The condensed consolidated financial statements of the Group for the six months ended June 30, 2026 were authorized for issue in accordance with a resolution of the directors on November 5, 2026.

1.2.	Basis of preparation

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). They should be read in conjunction with the Group's annual consolidated financial statements for the year ended December 31, 2025.

The condensed consolidated interim financial statements of the Group have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value.

All amounts disclosed in the condensed consolidated financial statements are rounded to the nearest thousand unless otherwise indicated.

The condensed consolidated financial statements are prepared on a going concern basis. The Group had accumulated losses of RMB8,674.5 million and a working capital deficit of RMB916.1 million as of June 30, 2026.

In order to continue as a going concern, the Group will need, among other things, additional capital resources. Management's plan is to obtain such resources by seeking debt financing and/or third-party equity sufficient to meet its minimal operating expenses. Besides, management has taken immediate and significant mitigating actions to reduce costs and optimize the Group's cash flow and liquidity. Among these are the following mitigating actions: reducing expenditure through moving away from low margin energy solution projects; deferring or cancelling discretionary spend; freezing non-essential recruitment; reducing marketing spend; extension of existing bank borrowings; and securing new round of equity financing to replenish working capital.

Based on these factors, management has a reasonable expectation that the Group has and will have adequate resources to continue in operational existence for the foreseeable future.

The preparation of the condensed consolidated financial statements in conformity with International Financial Reporting Standards (“IFRSs”) requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies.

The condensed consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows of the Group include the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholder, whenever the period is shorter.